Structured entities - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) entity	Dec. 31, 2021 GBP (£) entity	Dec. 31, 2020 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	6,095	5,696
Notional contract amount	£ 52,342,870	£ 47,412,915
Impairment cost of loan facilities	1,161	(536)	£ 3,745
Assets transferred to sponsored unconsolidated structured entities	1,665	1,662
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	£ 3,800	3,300
Securitisation vehicles | Debt securities classified as amortised cost | Not more than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Structured entities | Derivatives
Disclosure of unconsolidated structured entities [line items]
Notional contract amount	£ 244,780	217,055
Lending | Debt securities classified as amortised cost
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	28	25
Contractual backstop liquidity facilities | CP's and medium-term note conduits
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	£ 20,800	£ 17,200